Basis of consolidation	12 Months Ended
Mar. 31, 2024
Basis Of Consolidation [Abstract]
Basis of consolidation
3.
Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at March 31, 2024. The Group controls an investee if and only if the Group has:

- Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee)

- Exposure, or rights, to variable returns from its involvement with the investee; and

- The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

- The contractual arrangement(s) with the other vote holders of the investee

- Rights arising from other contractual arrangements

- The Group's voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated Financial Statements from the date the Group gains control until the date the Group ceases to control the subsidiary. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Profit or loss and each component of other comprehensive income ('OCI') are attributed to the equity holders of the parent of the Group and to the non-controlling interests ('NCI'), even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. The financial statements of all subsidiaries are prepared for the same reporting period as that of the Company for consolidation purposes.

The financial statements of all entities used for the purpose of consolidation are drawn up to same reporting date as that of the Company i.e., year ended on March 31. When the end of the reporting period of the parent is different from that of a subsidiary, the subsidiary prepares, for consolidation purposes, additional financial information as of the same date as the financial statements of the parent to enable the parent to consolidate the financial information of the subsidiary, unless it is impracticable to do so.

Liability for put options with non-controlling interests

Liability for put option issued to non-controlling interests (NCI), to be settled in cash by the Company, which do not grant present access to ownership interest to the Group is recognised at present value of the redemption amount and is reclassified from equity. At the end of each reporting period, the non-controlling interests subject to put option is derecognised and the difference between the amount derecognised and present value of the redemption amount, which is recorded as a financial liability, is accounted for as an equity transaction. If the put option is exercised, the amount recognised as financial liability at that date is extinguished by the payment of the exercise price.